RS - Summary of Stock Options of Related Parties (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
JeanPaul Kress M D [Member]
Stock Options of Related Parties [Line Items]
Outstanding	81,989	81,989
Number of share options granted in share-based payment arrangement	0
Forfeitures	0
Exercised Stock Options	0
Sung Lee [Member]
Stock Options of Related Parties [Line Items]
Outstanding	0	0
Number of share options granted in share-based payment arrangement	0
Forfeitures	0
Exercised Stock Options	0
Malte Peters M D [Member]
Stock Options of Related Parties [Line Items]
Outstanding	0	33,110
Number of share options granted in share-based payment arrangement	0
Forfeitures	0
Exercised Stock Options	0
Management board [member]
Stock Options of Related Parties [Line Items]
Outstanding	81,989	115,099
Number of share options granted in share-based payment arrangement	0
Forfeitures	0
Exercised Stock Options	0